REVENUES (Details - Accounts Receivable) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billed accounts receivable	$ 507,784	$ 822,536
Unbilled accounts receivable	563,570	187,751
Allowance for doubtful accounts	(36,273)	(41,708)
Total accounts receivable, net	1,035,081	968,579
Total advanced payments and deferred revenues	$ 615,316	$ 404,428